Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable [Abstract]
Schedule of Accounts Receivable

Accounts receivable and the allowance for expected credit loss consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Accounts receivable	15,785	11,975	1,640
Less: allowance for expected credit loss	(37)	(1,601)	(219)
	15,748	10,374	1,421

Schedule of Movement of allowance of Expected Credit Loss

The movement of allowance of expected credit loss was as follows:

	As of December 31,
	2023	2024
	RMB	RMB	US$
At the beginning of the year	-	(37)	(5)
Additions	(37)	(1,564)	(214)
At the end of the year	(37)	(1,601)	(219)